DESCRIPTION OF TC ENERGY'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2021 segment plant mi km Bcf
Segment Reporting Information [Line Items]
Number of business segments in which the entity operates (in segments) | segment	5
Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	40,580
Investments of regulated natural gas pipelines (in miles) | mi	25,216
U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	50,211
Investments of regulated natural gas pipelines (in miles) | mi	31,199
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	535
Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	2,503
Investments of regulated natural gas pipelines (in miles) | mi	1,554
Liquids Pipelines
Segment Reporting Information [Line Items]
Wholly owned and operated crude oil pipeline systems (in kilometers) | km	4,856
Wholly owned and operated crude oil pipeline systems (in miles) | mi	3,019
Power and Storage
Segment Reporting Information [Line Items]
Number of electrical power generation plants (in plants) | plant	7
Non-regulated natural gas storage facilities (in billion cubic feet) | Bcf	118